ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Reconciliation Of Statement of Financial Position and Statement of Cash Flow (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and due from Banks
Cash and due from banks	$ 48,399,468	$ 63,452,161	$ 107,832,923
As per the Statement of Cash Flows	48,399,468	63,452,161	107,832,923
Debt securities at fair value through profit or loss
As per Statement of Financial Position	22,384,677	38,486,623	29,025,766
Securities not considered as cash equivalents	(16,774,168)	(18,220,833)	(23,531,625)
As per the Statement of Cash Flows	5,610,509	20,265,790	5,494,141
Money Market Funds
As per Statement of Financial Position - Other financial assets	8,107,119	27,120,979	12,599,580
Other financial assets not considered as cash equivalents	(7,716,259)	(23,710,930)	(9,885,583)
As per the Statement of Cash Flow	$ 390,860	$ 3,410,049	$ 2,713,997